Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables
	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Trade receivables
Receivables from third-party customers	25,168	76,260
Allowance for ECLs	(2,324)	(66,981)
Total trade receivables	22,844	9,279

Schedule of Movements in Allowance for ECLs	The movements in allowance for ECLs are as follows:
	2023	2022
	RMB’000	RMB’000
At the beginning of the year	(66,981)	(5,672)
Impairment losses, net	(1,924)	(99,595)
Amount written off as uncollectible	66,581	38,286
At the end of the year	(2,324)	(66,981)